Depreciation, depletion and amortization (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	$ 3,937	$ 4,588	$ 7,996	$ 9,049
Reportable segments | Upstream
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	3,017	3,684	6,167	7,295
Reportable segments | Upstream | US
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	1,044	1,288	2,112	2,401
Reportable segments | Upstream | Non-US
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	1,973	2,396	4,055	4,894
Reportable segments | Downstream
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	752	725	1,499	1,431
Reportable segments | Downstream | US
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	344	333	686	656
Reportable segments | Downstream | Non-US
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	408	392	813	775
Other businesses and corporate
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	168	179	330	323
Other businesses and corporate | US
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	16	14	31	27
Other businesses and corporate | Non-US
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	$ 152	$ 165	$ 299	$ 296